BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock authorized (in shares)	140,000,000	140,000,000	140,000,000
Common stock issued (in shares)	54,781,126	54,533,374	54,240,764
Common stock outstanding (in shares)	52,559,285	52,311,533	52,018,923
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock issued (in shares)	0	0	0
Preferred stock outstanding (in shares)	0	0	0
Treasury stock (in shares)	2,221,841	2,221,841	2,221,841